Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Foreign Currencies

Translation of foreign currencies into US$ 1 have been made at the following exchange rates for the respective periods:

	As of and for the Six Months ended September 30,		As of March 31,
	2025	2024	2025
Period-end SGD: US$1 exchange rate	1.2903	1.2831	1.3445
Period-end HKD: US$1 exchange rate	7.7809	7.7693	7.7799
Period-end MYR: US$1 exchange rate	4.2060	4.1210	4.4365
Period-end RMB: US$1 exchange rate	7.1190	7.0176	7.2567
Period-end BRL: US$1 exchange rate	5.3269	5.4509	5.7405
Period-end AED: US$1 exchange rate	3.6730	-	3.6730
Period-end THB: US$1 exchange rate	32.470	-	-
Period-end JPY: US$1 exchange rate	147.97	-	-
Period-average SGD: US$1 exchange rate	1.2921	1.3362	1.3380
Period-average HKD: US$1 exchange rate	7.8119	7.2023	7.7930
Period-average MYR: US$1 exchange rate	4.2650	4.3513	4.5067
Period-average RMB: US$1 exchange rate	7.1947	7.2023	7.2163
Period-average BRL: US$1 exchange rate	5.5591	5.3784	5.6071
Period-average AED: US$1 exchange rate	3.6728	-	3.6729
Period-average THB: US$1 exchange rate	32.6931	-	-
Period-average JPY: US$1 exchange rate	146.0118	-	-

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Expected useful lives
Office equipment	3 years
Furniture & fitting	3 years
Office and warehouse renovation	Shorter of the lease term or 3 years

Schedule of Changes in the Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill for each reporting unit:

	Console Game	Publishing	Media Advertising service	Others	Total
Balance at March 31, 2024	$2,721,521	$-	$-	$268,873	$2,990,394
Impairments	-	-	-	-	-
Balance at March 31, 2025	2,721,521	-	-	268,873	2,990,394
Acquired goodwill	9,819,837	-	-	-	9,819,837
Impairments	-	-	-	-	-
Balance at September 30, 2025 (unaudited)	$12,541,358	$-	$-	$268,873	$12,810,231

Schedule of Disaggregated Information of Revenues by Products/Services

Disaggregated information of revenues by products/services are as follows:

	For the Six Months Ended
	September 30, 2025	September 30, 2024
	(Unaudited)	(Unaudited)
Console game	$14,730,521	$14,593,174
Gaming hardware, computer accessories and other multimedia products	50,025,298	-
Console game code	30,982,542	34,476,448
Console game– subtotal	95,738,361	49,069,622

Game publishing	1,951,638	886,005

Video marketing campaign services	516,010	613,948
Social media advertising services	38,113	206,464
Media advertising services- subtotal	554,123	820,412

Other revenue	478,999	129,666

Total revenues	$98,723,121	$50,905,705

Schedule of Fair Value Hierarchy our Financial Liability

The following table sets forth by level within the fair value hierarchy our financial asset and liability that were accounted for at fair value on a recurring basis As of September 30, 2025 and March 31, 2025:

	Carrying Value at September 30, 2025	Fair Value Measurement at September 30, 2025
	(Unaudited)	Level 1	Level 2	Level 3
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	$170,000	$-	$-	$170,000
Investment in convertible notes	$2,508,204	$-	$-	$2,508,204
Contingent consideration for acquisition of 2Game	$1,121,726	$-	$-	$1,121,726
Derivative liabilities (Top-Up Shares)	$3,050,932	$-	$-	$3,050,932
Derivative liabilities (conversion feature)	$1,590,000	$-	$-	$1,590,000

	Carrying Value at March 31,	Fair Value Measurement at March 31, 2025
	2025	Level 1	Level 2	Level 3
Derivative asset attributable to Buy-Back Feature embedded in 2Game SPA	$269,119	$-	$-	$269,119
Contingent consideration for acquisition of 2Game	$1,121,006	$-	$-	$1,121,006
Derivative liabilities (Top-Up Shares)	$3,086,519	$-	$-	$3,086,519

Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis

The following is a reconciliation of the beginning and ending balance of the financial assets and liability measured at fair value on a recurring basis for the six months ended September 30, 2025 and years ended March 31, 2025:

Derivative Asset
Initial fair value of derivative assets attributable to Buy-Back Feature embedded in 2Game SPA	$269,119
Change in fair value of derivative asset	-
Ending balance As of March 31, 2025	269,119
Change in fair value of derivative asset	(110,271)
Exchange rate difference	11,152
Ending balance As of September 30, 2025 (unaudited)	$170,000

Investment in convertible notes
Acquired upon acquisition of Ban Leong	$2,597,253
Change in fair value of investment in convertible note	(82,796)
Exchange rate difference	(6,253)
Ending balance as of September 30, 2025 (unaudited)	$2,508,204

Contingent consideration for acquisition
Ending balance as of March 31, 2024	3,697,000
Payments of cash and share consideration	(3,068,835)
Change in fair value of contingent consideration for acquisition	545,428
Exchange rate difference	(52,587)
Ending balance as of March 31, 2025	1,121,006
Change in fair value of contingent consideration for acquisition	(78,906)
Exchange rate difference	79,626
Ending balance as of September 30, 2025 (unaudited)	$1,121,726

Convertible notes
Initial fair value of convertible notes	$33,025,000
Conversion of the convertible notes	(25,063,061)
Change in fair value of convertible notes upon conversion of the convertible notes	(5,254,103)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	(2,707,836)
Ending balance as of March 31, 2025 and September 30, 2025 (unaudited)	$-

Derivative liabilities (Top-Up Shares)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	$2,707,836
Change in fair value of derivative liability	378,683
Ending balance as of March 31, 2025	3,086,519
Change in fair value of derivative liability	(35,587)
Ending balance as of September 30, 2025 (unaudited)	$3,050,932
Derivative liabilities (Conversion feature)
Fair value allocated to conversion feature	$2,923,000
Conversion	(122,669)
Change in fair value of derivative liability	(1,210,331)
Ending balance as of September 30, 2025 (unaudited)	$1,590,000